UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5281

                        OPPENHEIMER CHAMPION INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Ford Motor Credit Co.                                                       2.3%
--------------------------------------------------------------------------------
R.H. Donnelley Corp.                                                        2.2
--------------------------------------------------------------------------------
General Motors Acceptance Corp.                                             1.8
--------------------------------------------------------------------------------
Mirant Americas LLC                                                         1.1
--------------------------------------------------------------------------------
Qwest Corp.                                                                 1.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
A                                                                           0.3%
--------------------------------------------------------------------------------
BBB                                                                         4.6
--------------------------------------------------------------------------------
BB                                                                         29.4
--------------------------------------------------------------------------------
B                                                                          46.3
--------------------------------------------------------------------------------
CCC                                                                         7.9
--------------------------------------------------------------------------------
Not Rated                                                                  11.2
--------------------------------------------------------------------------------
Other Securities                                                            0.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organ-ization but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                      8 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended September 30, 2006, the Fund's Class A shares (without sales charge) produced modest total returns and trailed its primary benchmark, the Merrill Lynch High Yield Master Index, while the Fund significantly outperformed its secondary benchmark, the Lehman Brothers Credit Index. We attribute the Fund's limited performance to its generally conservative positioning during a period that benefited more aggressively-positioned investors. Additionally, performance suffered due to the Fund's exposure to an active leveraged buyout market in addition to other types of actions taken by company management teams that benefited shareholders at the expense of bondholders. However, the Fund did benefit from strong performance generated by a variety of higher-quality issues across multiple market sectors.

      During the reporting period, given the expectation that spreads were likely to remain in a relatively narrow range, we maintained the Fund's neutral position, with an underweighted exposure to the markets' more speculative issues. This position served the Fund well in the closing months of 2005 when investors sought out higher-quality issues. However, this generally conservative positioning detracted from the Fund's performance beginning in the early months of 2006 through the end of the period, as market sentiment reversed and tended to favor more speculative issues once again. Nevertheless, the Fund's focus on issue selectivity enabled it to continue delivering positive returns without having to take on unnecessary risk.

      The other detractor from performance resulted from the Fund's exposure to an active leveraged buyout market, in addition to other types of actions taken by company management teams that benefited shareholders at the expense of bondholders. Top detractors from Fund performance included Station Casinos, Inc., wholesale energy marketer Mirant Americas Generation LLC and for-profit hospital operator HCA, Inc. The bonds of Station Casinos and Mirant declined as a result of each company buying back large percentages of their outstanding stock by using debt or selling assets. HCA's bonds suffered once the company announced its record breaking $21 billion leveraged buyout by a group of private investors, an action that subordinated the existing bondholders.

      On the positive side, the Fund received contributions to performance from its exposure to a variety of areas, including telecommunication services, consumer discretionary, energy, utilities and an active mergers-and-acquisitions environment crossing over many market sectors. Top holdings included Doane Pet Care Co., a holding that proved quite lucrative for the Fund due, in part, to the company making two acquisitions. The Fund's


                      9 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

positions in Doane Pet Care Co. were tendered at very attractive premiums, which greatly aided performance. Another acquisition that benefited Fund performance, through its exposure to bonds issued by Lucent Technologies, Inc., was that of Lucent by Alcatel. Additionally, the Fund's overweighted exposure to movie theater chain operators aided performance, as theaters benefited from increased ticket sales. Top contributors in this area included AMC Entertainment, Inc. and Carmike Cinemas, Inc. We exited our position in Carmike Cinemas, Inc., during the reporting period.

      The Fund was underweighted in the automobile industry, a position which benefited performance given all of the volatility experienced in this area. We moved assets away from highly leveraged suppliers into bonds issued by the credit operations of Ford Motor Co. and General Motors Corp. (GM), Ford Motor Credit Co. and General Motors Acceptance Corp., respectively. While we remain concerned about the fundamental operations of the parent companies, Ford Motor Co. and GM, we are confident that our exposure to the credit side of these well-capitalized businesses is the best way, in our view, to gain access to this well compensated area of the high-yield bond market. We believe these bonds have a minimal risk of default.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on September 1, 2006. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index and the Lehman Brothers Credit Index. The Merrill Lynch High Yield Master Index is an unmanaged index of below investment-grade (ratings are generally comparable to below BBB of S&P) U.S. corporate issuers. It is widely recognized as a measure of the U.S. corporate high yield bond market. The Lehman Brothers Credit Index is an unmanaged index of publicly-issued nonconvertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                      10 | OPPENHEIMER CHAMPION INCOME FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class A)
   Lehman Brothers Credit Index
   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Champion     Lehman Brothers    Merrill Lynch High
              Income Fund (Class A)     Credit Index      Yield Master Index

09/30/1996           $ 9,525              $10,000              $10,000
12/31/1996           $ 9,903              $10,348              $10,393
03/31/1997           $ 9,914              $10,244              $10,502
06/30/1997           $10,385              $10,665              $11,001
09/30/1997           $10,855              $11,083              $11,431
12/31/1997           $11,083              $11,407              $11,726
03/31/1998           $11,567              $11,581              $12,053
06/30/1998           $11,547              $11,879              $12,255
09/30/1998           $10,802              $12,310              $11,817
12/31/1998           $11,131              $12,384              $12,156
03/31/1999           $11,624              $12,296              $12,287
06/30/1999           $11,702              $12,104              $12,370
09/30/1999           $11,574              $12,138              $12,215
12/31/1999           $11,863              $12,142              $12,347
03/31/2000           $11,736              $12,316              $12,124
06/30/2000           $11,919              $12,468              $12,200
09/30/2000           $11,969              $12,850              $12,366
12/31/2000           $11,349              $13,282              $11,879
03/31/2001           $11,860              $13,850              $12,617
06/30/2001           $11,531              $13,997              $12,457
09/30/2001           $10,869              $14,534              $11,954
12/31/2001           $11,534              $14,664              $12,616
03/31/2002           $11,577              $14,625              $12,863
06/30/2002           $11,027              $15,048              $12,073
09/30/2002           $10,598              $15,723              $11,692
12/31/2002           $11,117              $16,207              $12,472
03/31/2003           $11,752              $16,596              $13,332
06/30/2003           $12,846              $17,392              $14,622
09/30/2003           $13,207              $17,367              $14,991
12/31/2003           $13,998              $17,453              $15,867
03/31/2004           $14,256              $18,025              $16,222
06/30/2004           $14,257              $17,408              $16,079
09/30/2004           $14,713              $18,139              $16,825
12/31/2004           $15,287              $18,369              $17,575
03/31/2005           $15,084              $18,175              $17,323
06/30/2005           $15,380              $18,824              $17,789
09/30/2005           $15,544              $18,635              $17,951
12/31/2005           $15,693              $18,728              $18,073
03/31/2006           $16,080              $18,510              $18,589
06/30/2006           $16,031              $18,438              $18,616
09/30/2006           $16,496              $19,268              $19,365

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 1.08%    5-Year 7.65%    10-Year 5.13%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                      11 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class B)
   Lehman Brothers Credit Index
   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Champion     Lehman Brothers    Merrill Lynch High
              Income Fund (Class B)     Credit Index      Yield Master Index

09/30/1996           $10,000               $10,000             $10,000
12/31/1996           $10,377               $10,348             $10,393
03/31/1997           $10,369               $10,244             $10,502
06/30/1997           $10,841               $10,665             $11,001
09/30/1997           $11,310               $11,083             $11,431
12/31/1997           $11,524               $11,407             $11,726
03/31/1998           $12,006               $11,581             $12,053
06/30/1998           $11,964               $11,879             $12,255
09/30/1998           $11,169               $12,310             $11,817
12/31/1998           $11,489               $12,384             $12,156
03/31/1999           $11,975               $12,296             $12,287
06/30/1999           $12,032               $12,104             $12,370
09/30/1999           $11,880               $12,138             $12,215
12/31/1999           $12,144               $12,142             $12,347
03/31/2000           $12,000               $12,316             $12,124
06/30/2000           $12,153               $12,468             $12,200
09/30/2000           $12,181               $12,850             $12,366
12/31/2000           $11,536               $13,282             $11,879
03/31/2001           $12,023               $13,850             $12,617
06/30/2001           $11,679               $13,997             $12,457
09/30/2001           $10,986               $14,534             $11,954
12/31/2001           $11,636               $14,664             $12,616
03/31/2002           $11,658               $14,625             $12,863
06/30/2002           $11,083               $15,048             $12,073
09/30/2002           $10,637               $15,723             $11,692
12/31/2002           $11,158               $16,207             $12,472
03/31/2003           $11,795               $16,596             $13,332
06/30/2003           $12,893               $17,392             $14,622
09/30/2003           $13,256               $17,367             $14,991
12/31/2003           $14,050               $17,453             $15,867
03/31/2004           $14,308               $18,025             $16,222
06/30/2004           $14,309               $17,408             $16,079
09/30/2004           $14,767               $18,139             $16,825
12/31/2004           $15,343               $18,369             $17,575
03/31/2005           $15,139               $18,175             $17,323
06/30/2005           $15,436               $18,824             $17,789
09/30/2005           $15,601               $18,635             $17,951
12/31/2005           $15,751               $18,728             $18,073
03/31/2006           $16,139               $18,510             $18,589
06/30/2006           $16,090               $18,438             $18,616
09/30/2006           $16,556               $19,268             $19,365

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year  0.37%   5-Year  7.60%   10-Year  5.17%


                      12 | OPPENHEIMER CHAMPION INCOME FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class C)
   Lehman Brothers Credit Index
   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Champion     Lehman Brothers    Merrill Lynch High
              Income Fund (Class C)     Credit Index      Yield Master Index

09/30/1996           $10,000              $10,000              $10,000
12/31/1996           $10,378              $10,348              $10,393
03/31/1997           $10,370              $10,244              $10,502
06/30/1997           $10,843              $10,665              $11,001
09/30/1997           $11,312              $11,083              $11,431
12/31/1997           $11,532              $11,407              $11,726
03/31/1998           $12,006              $11,581              $12,053
06/30/1998           $11,966              $11,879              $12,255
09/30/1998           $11,170              $12,310              $11,817
12/31/1998           $11,489              $12,384              $12,156
03/31/1999           $11,976              $12,296              $12,287
06/30/1999           $12,033              $12,104              $12,370
09/30/1999           $11,880              $12,138              $12,215
12/31/1999           $12,144              $12,142              $12,347
03/31/2000           $12,000              $12,316              $12,124
06/30/2000           $12,154              $12,468              $12,200
09/30/2000           $12,179              $12,850              $12,366
12/31/2000           $11,533              $13,282              $11,879
03/31/2001           $12,031              $13,850              $12,617
06/30/2001           $11,676              $13,997              $12,457
09/30/2001           $10,983              $14,534              $11,954
12/31/2001           $11,633              $14,664              $12,616
03/31/2002           $11,655              $14,625              $12,863
06/30/2002           $11,080              $15,048              $12,073
09/30/2002           $10,629              $15,723              $11,692
12/31/2002           $11,143              $16,207              $12,472
03/31/2003           $11,745              $16,596              $13,332
06/30/2003           $12,815              $17,392              $14,622
09/30/2003           $13,149              $17,367              $14,991
12/31/2003           $13,911              $17,453              $15,867
03/31/2004           $14,140              $18,025              $16,222
06/30/2004           $14,116              $17,408              $16,079
09/30/2004           $14,541              $18,139              $16,825
12/31/2004           $15,080              $18,369              $17,575
03/31/2005           $14,852              $18,175              $17,323
06/30/2005           $15,115              $18,824              $17,789
09/30/2005           $15,248              $18,635              $17,951
12/31/2005           $15,366              $18,728              $18,073
03/31/2006           $15,715              $18,510              $18,589
06/30/2006           $15,638              $18,438              $18,616
09/30/2006           $16,062              $19,268              $19,365

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 4.35%    5-Year 7.90%    10-Year 4.85%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                      13 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class N)
   Lehman Brothers Credit Index
   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Champion     Lehman Brothers    Merrill Lynch High
              Income Fund (Class N)     Credit Index      Yield Master Index

03/01/2001           $10,000               $10,000             $10,000
03/31/2001           $ 9,680               $10,062             $ 9,868
06/30/2001           $ 9,412               $10,169             $ 9,743
09/30/2001           $ 8,871               $10,559             $ 9,349
12/31/2001           $ 9,419               $10,653             $ 9,867
03/31/2002           $ 9,437               $10,625             $10,060
06/30/2002           $ 8,983               $10,932             $ 9,442
09/30/2002           $ 8,630               $11,423             $ 9,144
12/31/2002           $ 9,051               $11,775             $ 9,754
03/31/2003           $ 9,560               $12,057             $10,427
06/30/2003           $10,428               $12,635             $11,436
09/30/2003           $10,710               $12,617             $11,725
12/31/2003           $11,340               $12,680             $12,410
03/31/2004           $11,536               $13,095             $12,687
06/30/2004           $11,526               $12,647             $12,575
09/30/2004           $11,896               $13,178             $13,158
12/31/2004           $12,347               $13,345             $13,745
03/31/2005           $12,158               $13,204             $13,548
06/30/2005           $12,384               $13,675             $13,913
09/30/2005           $12,518               $13,538             $14,039
12/31/2005           $12,626               $13,606             $14,135
03/31/2006           $12,911               $13,447             $14,538
06/30/2006           $12,860               $13,395             $14,560
09/30/2006           $13,221               $13,998             $15,145

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 4.63%   5-Year 8.31%    Since Inception (3/1/01) 5.13%


                      14 | OPPENHEIMER CHAMPION INCOME FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class Y)
   Lehman Brothers Credit Index
   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Champion     Lehman Brothers    Merrill Lynch High
              Income Fund (Class Y)     Credit Index      Yield Master Index

09/01/2006           $10,000               $10,000             $10,000
09/30/2006           $10,104               $10,112             $10,128

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/06

1-Year N/A      5-Year N/A      Since Inception (9/1/06) 1.04%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                      15 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/1/06. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      16 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                      17 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                      18 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
                          BEGINNING       ENDING         EXPENSES
                          ACCOUNT         ACCOUNT        PAID DURING
                          VALUE           VALUE          6 MONTHS ENDED
                          (4/1/06)        (9/30/06)      SEPTEMBER 30, 2006 1,2
--------------------------------------------------------------------------------
Class A Actual            $1,000.00       $1,025.90      $5.65
--------------------------------------------------------------------------------
Class A Hypothetical       1,000.00        1,019.50       5.63
--------------------------------------------------------------------------------
Class B Actual             1,000.00        1,022.00       9.52
--------------------------------------------------------------------------------
Class B Hypothetical       1,000.00        1,015.69       9.49
--------------------------------------------------------------------------------
Class C Actual             1,000.00        1,022.10       9.47
--------------------------------------------------------------------------------
Class C Hypothetical       1,000.00        1,015.74       9.44
--------------------------------------------------------------------------------
Class N Actual             1,000.00        1,024.00       7.54
--------------------------------------------------------------------------------
Class N Hypothetical       1,000.00        1,017.65       7.51

                          BEGINNING       ENDING         EXPENSES
                          ACCOUNT         ACCOUNT        PAID DURING
                          VALUE           VALUE          THE PERIOD ENDED
                          (9/1/06)        (9/30/06)      SEPTEMBER 30, 2006 2,3
--------------------------------------------------------------------------------
Class Y Actual            $1,000.00       $1,010.40      $0.52
--------------------------------------------------------------------------------
Class Y Hypothetical       1,000.00        1,021.91       3.20

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid for Classes A, B, C and N are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2. Hypothetical expenses paid for all classes are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3. Actual expenses paid for Class Y are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 30/365 [to reflect the period from September 1, 2006 (inception of offering) to September 30, 2006].

Those annualized expense ratios based on the 6-month period ended September 30, 2006 for Classes A, B, C and N, and for the period from September 1, 2006 (inception of offering) to September 30, 2006 for Class Y are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                 1.11%
---------------------------------
Class B                 1.87
---------------------------------
Class C                 1.86
---------------------------------
Class N                 1.48
---------------------------------
Class Y                 0.63

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                      19 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2006
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/11 1,2                             $  2,258,663     $        33,880
----------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.762%, 1/25/29 1                                          437,665              91,910
                                                                                                ----------------
Total Asset-Backed Securities (Cost $1,969,073)                                                         125,790

----------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates,
Series 1997-XL1, Cl. G, 7.695%, 10/3/30 (Cost $1,176,874)                         1,200,000           1,041,446

----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--87.6%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--32.9%
----------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10     1,300,000           1,300,000
----------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                              3,250,000           3,176,875
9% Sr. Unsec. Nts., 7/1/15                                                        2,450,000           2,499,000
----------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13 1         900,000             850,500
----------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                         1,900,000           1,847,750
----------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13                 2,200,000           2,398,000
----------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                            1,350,000           1,343,250
----------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                       2,400,000           2,160,000
8.25% Sr. Unsec. Nts., 8/1/10                                                     3,300,000           3,234,000
                                                                                                ----------------
                                                                                                     18,809,375

----------------------------------------------------------------------------------------------------------------
AUTOMOBILES--5.1%
Ford Motor Co., 7.45% Bonds, 7/16/31                                              1,100,000             855,250
----------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                              4,350,000           4,174,995
5.80% Sr. Unsec. Nts., 1/12/09                                                    1,100,000           1,047,761
7.375% Nts., 10/28/09                                                            18,300,000          17,795,945
9.957% Nts., 4/15/12 2                                                            6,990,000           7,323,731
----------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                             16,650,000          16,578,905
7.25% Nts., 3/2/11                                                                1,100,000           1,107,319
8% Bonds, 11/1/31                                                                 5,300,000           5,556,902
----------------------------------------------------------------------------------------------------------------
General Motors Corp.:
7.20% Nts., 1/15/11                                                               6,650,000           6,159,563
8.375% Sr. Unsec. Debs., 7/15/33                                                  2,250,000           1,957,500
----------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                                                           400,000             421,000
10.50% Sr. Sub. Nts., 1/1/16 3                                                    3,780,000           4,176,900
                                                                                                ----------------
                                                                                                     67,155,771


                      20 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                    $  1,920,000     $     1,948,800
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management LLC/Education Management Corp.,
10.25% Sr. Sub. Nts., 6/1/16 3                                                    1,850,000           1,900,875
----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.2%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12       1,750,000           1,785,000
----------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                     1,900,000           1,992,625
----------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                   2,900,000           3,059,500
----------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                        3,220,000           3,107,300
----------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                2,131,000           2,248,205
----------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 3               3,935,000           3,590,688
----------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                            1,650,000           1,586,063
8% Sr. Nts., 11/15/13                                                             1,400,000           1,431,500
----------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 3                              3,875,000           4,107,500
----------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                  2,000,000           2,157,500
----------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                   2,650,000           2,530,750
9% Sr. Sub. Nts., 3/15/12                                                         2,400,000           2,517,000
----------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                     1,041,000           1,117,774
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                     4,000,000           4,150,000
----------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                   1,000,000             965,000
6.75% Sr. Unsec. Nts., 4/1/13                                                       845,000             834,438
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                               5,350,000           5,604,393
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                1,000,000           1,028,750
----------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                              1,250,000           1,228,125
6.375% Sr. Sub. Nts., 7/15/09                                                     1,200,000           1,197,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                              1,750,000           1,715,000
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                800,000             800,000
8% Sr. Sub. Nts., 4/1/12                                                          5,000,000           5,200,000
----------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                       2,250,000           2,188,125
----------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                     3,000,000           3,135,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                              3,350,000           3,391,875
----------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                   45,000              44,044
6.875% Sr. Sub. Nts., 12/1/11                                                       200,000             202,000
----------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                 6,250,000           6,359,375
----------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 3                             1,595,000           1,708,644
----------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,4,9                                  3,900,000                  --


                      21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Six Flags, Inc.:
9.625% Sr. Nts., 6/1/14                                                        $  2,646,000     $     2,368,170
9.75% Sr. Nts., 4/15/13                                                           1,200,000           1,086,000
----------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                3,550,000           3,341,438
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                               1,230,000           1,159,275
----------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                        3,400,000           3,268,250
----------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                 2,700,000           2,922,750
----------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                  2,700,000           2,652,750
----------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14             6,100,000           5,947,500
                                                                                                ----------------
                                                                                                     93,729,307

----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                     800,000             728,000
8.375% Sr. Nts., 4/15/12                                                          2,800,000           2,800,000
----------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                     600,000             659,779
----------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                                             800,000             736,000
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                               2,500,000           2,300,000
8.875% Sr. Sub. Nts., 4/1/12                                                      1,600,000           1,576,000
----------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                    1,550,000           1,596,299
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                               1,950,000           2,001,188
----------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                800,000             684,000
----------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                    265,000             271,625
----------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/14                                              1,600,000           1,400,000
7.75% Sr. Nts., 3/15/13                                                           1,300,000           1,235,000
9.25% Sr. Sub. Nts., 4/15/12                                                      2,000,000           1,940,000
----------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                          1,500,000           1,541,250
----------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                               1,900,000           1,710,000
----------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                 3,700,000           3,422,500
                                                                                                ----------------
                                                                                                     24,601,641

----------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                            3,230,000           3,197,700
----------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 3                           715,000             704,275
                                                                                                ----------------
                                                                                                      3,901,975

----------------------------------------------------------------------------------------------------------------
MEDIA--14.1%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4,9                                                1,740,000           1,065,750


                      22 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
MEDIA Continued
Adelphia Communications Corp.: Continued
8.125% Sr. Nts., Series B, 7/15/03 4,9                                         $  2,870,000     $     1,786,575
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4,9                                          1,300,000             848,250
10.875% Sr. Unsec. Nts., 10/1/10 4,9                                              2,700,000           1,680,750
----------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12               1,500,000           1,518,750
----------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                   2,100,000           1,984,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                  609,000             611,284
----------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                              3,450,000           3,044,625
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                     2,450,000           2,290,750
----------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 3                            1,665,000           1,631,700
----------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                     900,000             922,500
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                         3,505,000           3,575,100
----------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 3                 10,300,000          10,518,875
----------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                               1,400,000           1,459,500
----------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                         6,100,000           4,895,250
----------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.25% Sr. Nts., 4/15/12 3                                                         2,950,000           2,953,688
7.625% Sr. Unsec. Debs., 7/15/18                                                  1,400,000           1,440,250
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                   2,485,000           2,562,656
----------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts., 11/15/09                                                  3,500,000           3,705,625
----------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                           2,200,000           2,282,500
9.875% Sr. Sub. Nts., 8/15/13                                                     4,213,000           4,571,105
----------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 5                                               1,100,000             932,250
8% Unsec. Nts., 11/15/13                                                          4,700,000           4,688,250
----------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 6/15/15                                                   2,700,000           2,551,500
8.375% Sr. Unsec. Nts., 3/15/13                                                   4,700,000           4,893,875
----------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                   7,850,000           7,486,938
7% Sr. Nts., 10/1/13 3,6                                                          1,615,000           1,586,738
7.125% Sr. Nts., 2/1/16 3                                                         2,000,000           1,942,500
----------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                         1,150,000           1,154,313
----------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14    1,500,000           1,471,875
----------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                          1,299,000           1,208,070
----------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                              1,750,000           1,839,688


                      23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
MEDIA Continued
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                           $  2,657,000     $     2,560,684
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                1,000,000           1,011,250
----------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                2,525,000           2,367,188
----------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 5                          5,200,000           4,004,000
----------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 3,6                              3,690,000           3,685,388
----------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp.,
8.50% Sr. Nts., 10/15/15                                                            625,000             624,219
----------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13               1,746,000           1,794,015
----------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                      2,100,000           1,863,750
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                              1,800,000           1,674,000
----------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 3,5                                         3,060,000           1,809,225
10% Sr. Nts., 8/1/14 3                                                            6,280,000           6,523,350
----------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                           1,020,000           1,058,250
----------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.757% Sr. Sec. Nts., 1/15/13 1,2                   3,105,000           3,143,813
----------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                              2,900,000           2,646,250
8.875% Sr. Unsec. Nts., 5/15/11                                                   1,946,000           1,911,945
----------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 3                           1,180,000           1,141,650
----------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                        8,600,000           7,890,500
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                        7,080,000           6,495,900
6.875% Sr. Nts., 1/15/13                                                          5,600,000           5,138,000
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                       8,550,000           8,614,125
----------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 3               3,100,000           3,425,500
----------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                    1,950,000           2,001,188
----------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                           2,500,000           2,687,500
----------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                  9,450,000           9,627,188
8.75% Sr. Sub. Nts., 12/15/11                                                     1,250,000           1,309,375
----------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                      1,650,000           1,621,125
----------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                       2,950,000           2,990,563
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                          700,000             707,000
----------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                2,200,000           2,156,000
----------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 5                           5,652,000           4,239,000
----------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc.:
9.75% Sr. Nts., 5/1/14 3                                                          1,650,000           1,592,250
9.75% Sr. Unsec. Nts., 5/1/14                                                     1,000,000             960,000
                                                                                                ----------------
                                                                                                    184,380,171


                      24 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14             $  3,900,000     $     3,812,250
----------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                      4,585,000           4,894,488
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                            1,040,000           1,128,400
                                                                                                ----------------
                                                                                                      9,835,138

----------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                          2,500,000           2,571,875
----------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                550,000             540,375
----------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                          1,900,000           1,781,250
----------------------------------------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12                                       3,400,000           3,519,000
----------------------------------------------------------------------------------------------------------------
Linens `N Things, Inc., 11.132% Sr. Sec. Nts., 1/15/14 2,3                        3,615,000           3,506,550
----------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 1                      3,000,000           3,180,000
----------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                 1,100,000           1,111,000
                                                                                                ----------------
                                                                                                     16,210,050

----------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                           1,890,000           2,008,125
----------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                             2,660,000           2,773,050
10.258% Sr. Unsec. Unsub. Nts., 4/1/12 2                                          1,520,000           1,573,200
----------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 1                                1,250,000           1,281,250
----------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                 1,735,000           1,652,588
                                                                                                ----------------
                                                                                                      9,288,213

----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.7%
----------------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                            2,420,000           2,459,325
8.125% Sr. Sub. Nts., 1/15/12                                                     2,000,000           2,077,500
                                                                                                ----------------
                                                                                                      4,536,825

----------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                   3,650,000           3,531,375
----------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                      2,600,000           2,619,500
9.50% Sr. Sec. Nts., 2/15/11                                                      1,600,000           1,662,000
                                                                                                ----------------
                                                                                                      7,812,875

----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                               1,070,000           1,037,900
8.625% Sr. Sub. Nts., 12/15/12                                                    3,600,000           3,793,500


                      25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                 $    750,000     $       699,375
8.625% Sr. Nts., 5/1/09                                                           2,291,000           2,250,908
8.875% Sr. Unsec. Nts., 3/15/11                                                     467,000             449,488
----------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                       2,500,000           2,268,750
----------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11                                                                 800,000             810,000
8% Sr. Nts., Series B, 10/15/09                                                   2,400,000           2,520,000
----------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc:
10.625% Sr. Sub. Nts., 4/15/11 [EUR]                                              1,000,000           1,341,760
10.75% Sr. Sub. Nts., 4/15/11 [GBP]                                               1,000,000           1,975,369
                                                                                                ----------------
                                                                                                     17,147,050

----------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                      2,650,000           2,550,625
----------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 3                             1,205,000           1,295,375
----------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                        4,050,000           3,260,250
                                                                                                ----------------
                                                                                                      7,106,250

----------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                        2,550,000           2,511,750
----------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                          2,500,000           2,606,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                               1,200,000           1,260,000
                                                                                                ----------------
                                                                                                      6,378,000

----------------------------------------------------------------------------------------------------------------
TOBACCO--0.5%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13 3                            5,805,000           6,002,533
----------------------------------------------------------------------------------------------------------------
ENERGY--8.8%
----------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Basic Energy Services, Inc., 7.125% Sr. Nts., 4/15/16 3                           1,165,000           1,130,050
----------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/11 2                             1,200,000           1,261,500
----------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                     2,400,000           2,508,000
----------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                      662,000             673,585
----------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 3                                             1,400,000           1,333,500
----------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 3                                      1,600,000           1,656,000
----------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                  2,800,000           2,835,000
                                                                                                ----------------
                                                                                                     11,397,635

----------------------------------------------------------------------------------------------------------------
OIL & GAS--7.9%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                  2,650,000           2,557,250
----------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                      1,185,000           1,211,663


                      26 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                $  3,550,000     $     3,408,000
6.875% Sr. Unsec. Nts., 1/15/16                                                   5,020,000           4,932,150
7.50% Sr. Nts., 6/15/14                                                             900,000             914,625
----------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                        495,000             447,975
----------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                         3,545,000           3,438,650
----------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                   720,000             732,600
----------------------------------------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                                                           3,700,000           3,811,000
7.875% Sr. Unsec. Nts., 6/15/12                                                   4,846,000           5,051,955
----------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                        1,800,000           1,854,000
----------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                     6,550,000           6,730,125
----------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                          2,800,000           2,842,000
----------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                             2,000,000           2,020,000
----------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                               1,500,000           1,507,500
----------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                     2,255,000           2,345,200
----------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                         1,600,000           1,568,000
6.875% Sr. Unsec. Nts., 12/15/13                                                    180,000             163,800
----------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                     5,900,000           5,804,125
----------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
6.25% Sr. Unsec. Nts., 9/15/15                                                      485,000             480,150
----------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                   2,500,000           2,475,000
----------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                     2,300,000           2,415,000
----------------------------------------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                                                800,000             767,000
7.875% Sr. Sub. Nts., 5/1/13 3                                                    1,135,000           1,161,956
----------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                              2,400,000           2,615,995
----------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                         3,260,000           3,105,150
----------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                     2,155,000           2,058,025
7.375% Sr. Sub. Nts., 7/15/13                                                     1,800,000           1,818,000
7.50% Sr. Sub. Nts., 5/15/16                                                      4,520,000           4,565,200
----------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                               3,800,000           3,956,651
8% Sr. Unsub. Nts., 3/1/32                                                        1,700,000           1,888,069
8.875% Sr. Nts., 3/15/10                                                          1,800,000           1,896,597
----------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                              1,080,000           1,085,400
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                              3,200,000           3,256,000
----------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 3                                  2,395,000           2,400,988
----------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                   1,600,000           1,696,000


                      27 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                $  2,550,000     $     2,698,400
----------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 3                                                           905,000             876,719
6.625% Sr. Nts., 11/1/15 3                                                          905,000             875,588
----------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.40% Sr. Nts., 4/15/16 3                                                         1,630,000           1,619,813
8.875% Sr. Unsub. Nts., Series B, 7/15/12                                           600,000             666,750
----------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                       2,300,000           2,265,500
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                1,000,000             985,000
----------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                               1,600,000           1,648,000
8.75% Unsec. Nts., 3/15/32                                                        2,200,000           2,420,000
----------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1                          800,000             796,000
                                                                                                ----------------
                                                                                                    103,833,569

----------------------------------------------------------------------------------------------------------------
FINANCIALS--2.8%
----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14 3                                                   1,855,000           1,873,550
9.265% Sr. Sec. Nts., 9/15/14 2,3                                                 1,855,000           1,873,550
----------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08 1                                                               3,450,000           2,604,750
----------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                     731,000             751,103
8% Sr. Nts., 6/15/11                                                              2,070,000           2,152,800
                                                                                                ----------------
                                                                                                      9,255,753

----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
ABN Amro Bank NV (NY Branch), 5% Sec. Nts., 11/5/17 1,2                           2,808,552           2,641,794
----------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                            578,000             621,350
                                                                                                ----------------
                                                                                                      3,263,144

----------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 3,6                                460,000             468,050
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 5                 850,000             709,750
----------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                              300,000             281,250
----------------------------------------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                      3,933,000           4,286,970
----------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.,
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 5                              3,100,000           2,530,375
----------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                               2,390,000           2,270,500
----------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                          1,840,000           1,835,400


                      28 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                 $    650,000     $       655,688
10.239% Sr. Unsec. Nts., 5/1/10 2                                                   775,000             800,188
                                                                                                ----------------
                                                                                                     13,370,121

----------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.7%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 2                                       3,540,000           3,765,675
----------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                3,470,000           3,383,250
6.75% Sr. Nts., Series Q, 6/1/16                                                    900,000             892,125
----------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                     1,395,000           1,410,694
                                                                                                ----------------
                                                                                                      9,451,744

----------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 1                     750,000             791,250
----------------------------------------------------------------------------------------------------------------
HEALTH CARE--4.1%
----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 3                    1,175,000           1,122,125
----------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                 1,100,000           1,089,000
----------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11               1,700,000           1,793,500
                                                                                                ----------------
                                                                                                      2,882,500

----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                              2,000,000           2,130,000
----------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12              2,800,000           2,691,500
----------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                   2,630,000           2,580,688
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                               2,880,000           2,844,000
----------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                      1,000,000           1,075,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                2,200,000           2,318,250
----------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                      2,800,000           2,856,000
----------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13 1                            1,100,000           1,146,750
----------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                      750,000             636,563
8.75% Sr. Nts., 9/1/10                                                            4,600,000           4,657,500
----------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 3                                     1,595,000           1,636,869
----------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                        45,000              43,988
6.875% Sr. Sub. Nts., 12/15/15                                                      280,000             273,350
----------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                  1,245,000           1,220,100


                      29 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                      $  7,230,000     $     6,127,425
----------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                          2,760,000           2,439,150
7.375% Nts., 2/1/13                                                                 146,000             132,313
9.875% Sr. Nts., 7/1/14                                                           5,250,000           5,256,563
----------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                   310,000             302,638
----------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                       1,700,000           1,768,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                              1,300,000           1,430,000
----------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 5            5,400,000           3,915,000
                                                                                                ----------------
                                                                                                     47,481,647

----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 1              2,800,000           2,653,000
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.9%
----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                            2,350,000           2,320,625
----------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                             846,000             884,070
----------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                           1,925,000           1,900,938
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                              1,000,000             992,500
7.625% Sr. Sub. Nts., 2/1/18                                                        845,000             861,900
----------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                     2,367,000           2,260,485
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                              1,050,000           1,023,750
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                   2,730,000           2,668,575
7.625% Sr. Sub. Nts., 6/15/12                                                     1,850,000           1,914,750
----------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                          1,784,000           1,908,880
11% Sr. Sub. Nts., 2/15/13                                                        1,493,000           1,634,835
                                                                                                ----------------
                                                                                                     18,371,308

----------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 1,4,9                             6,825,000                  --
----------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                          2,000,000           2,005,000
----------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12           1,300,000           1,244,750
----------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                1,789,000           1,905,285
----------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                2,000,000           1,900,000
                                                                                                ----------------
                                                                                                      7,055,035

----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                           1,360,000           1,356,600


                      30 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Allied Waste North America, Inc.: Continued
7.375% Sr. Sec. Nts., Series B, 4/15/14                                        $  7,250,000     $     7,177,500
9.25% Sr. Sec. Debs., Series B, 9/1/12                                            1,100,000           1,178,375
----------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,4,9             1,500,000                  --
----------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                       2,700,000           2,571,750
----------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                               2,750,000           2,708,750
7.50% Sr. Nts., 5/1/11                                                            1,350,000           1,387,125
----------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16 3,6                          1,615,000           1,639,225
----------------------------------------------------------------------------------------------------------------
Mobile Services Group, Inc., 9.75% Sr. Nts., 8/1/14 3                               340,000             350,200
                                                                                                ----------------
                                                                                                     18,369,525

----------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                    2,150,000           2,219,875
----------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                          1,100,000           1,039,500
----------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                     2,000,000           2,150,000
----------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                      1,000,000           1,055,000
                                                                                                ----------------
                                                                                                      6,464,375

----------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 3               3,020,000           2,944,500
----------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                 900,000             841,500
                                                                                                ----------------
                                                                                                      3,786,000

----------------------------------------------------------------------------------------------------------------
MACHINERY--1.4%
Case New Holland, Inc.:
7.125% Sr. Unsec. Nts., 3/1/14                                                    1,890,000           1,906,538
9.25% Sr. Nts., 8/1/11                                                            1,500,000           1,597,500
----------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                   1,600,000           1,520,000
----------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                            2,020,000           2,060,400
----------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13 1                                                          600,000             594,000
10.50% Sr. Sub. Nts., 8/1/12 1                                                    2,174,000           2,347,920
----------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 1                            3,600,000           3,438,000
----------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                 2,550,000           2,505,375
----------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.:
7.375% Sr. Nts., 8/1/08 3                                                         1,250,000           1,068,750
10.50% Sr. Nts., 4/1/09 1                                                           600,000             531,000
                                                                                                ----------------
                                                                                                     17,569,483

----------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% Sr. Nts., 5/15/14                                                          2,100,000           2,047,500


                      31 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
ROAD & RAIL Continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.: Continued
7.75% Sr. Nts., 5/15/16 3                                                      $  1,165,000     $     1,130,050
7.905% Sr. Nts., 5/15/14 2,3                                                        465,000             458,025
----------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                   2,800,000           2,814,000
----------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                         275,000             260,563
7.50% Sr. Unsec. Nts., 11/1/13                                                    2,783,000           2,748,213
9.625% Sr. Nts., 12/1/12 1                                                        1,800,000           1,944,000
----------------------------------------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts., 9/1/16 3                               3,300,000           3,184,500
                                                                                                ----------------
                                                                                                     14,586,851

----------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16 3                                         1,135,000           1,186,075
----------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Nts., 7/15/16 3                          1,250,000           1,287,500
----------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                             1,855,000           1,887,463
----------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                  11,800,000          11,151,000
                                                                                                ----------------
                                                                                                     15,512,038

----------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                               1,339,000           1,385,865
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.7%
----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.9%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 1,7                                 572,000             669,240
----------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                           10,100,000           9,039,500
----------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd.:
9.731% Sr. Nts., 7/15/11 2,3                                                      1,137,000           1,179,638
10.75% Sr. Nts., 7/15/16 3                                                        1,300,000           1,397,500
----------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 4,9            3,315,000                  33
                                                                                                ----------------
                                                                                                     12,285,911

----------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Seagate Technology HDD Holdings:
6.375% Sr. Nts., 10/1/11                                                          2,320,000           2,320,000
6.80% Sr. Nts., 10/1/16                                                             695,000             695,000
8% Sr. Nts., 5/15/09                                                              1,700,000           1,768,017
                                                                                                ----------------
                                                                                                      4,783,017

----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                       850,000             828,750
----------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 1                                                          2,270,000           2,315,400
11.75% Sr. Sub. Nts., 8/1/16 1                                                    3,405,000           3,524,175
----------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                      920,000             871,700


                      32 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Sanmina-SCI Corp.: Continued
8.125% Sr. Sub. Nts., 3/1/16                                                   $    800,000     $       788,000
----------------------------------------------------------------------------------------------------------------
Solectron Global Finance Ltd., 8% Sr. Unsec. Sub. Nts., 3/15/16                     370,000             368,150
                                                                                                ----------------
                                                                                                      8,696,175

----------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,4,9 [EUR]                3,386,201                  --
----------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,4,9                1,521,315                  --
----------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,4,9 [EUR]                         3,250,000                  --
                                                                                                ----------------
                                                                                                             --

----------------------------------------------------------------------------------------------------------------
IT SERVICES--1.1%
DI Finance/DynCorp International LLC,
9.50% Sr. Unsec. Sub. Nts., Series B, 2/15/13                                     2,423,000           2,519,920
----------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Sub. Nts., 5/15/14 1                           2,085,000           2,137,125
----------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                                      1,200,000           1,206,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                               1,600,000           1,644,000
----------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                   1,250,000           1,300,000
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                              5,140,000           5,319,900
                                                                                                ----------------
                                                                                                     14,126,945

----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                      4,483,000           4,561,453
----------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 7.75% Sr. Nts., 5/15/13                                   4,800,000           4,422,000
                                                                                                ----------------
                                                                                                      8,983,453

----------------------------------------------------------------------------------------------------------------
MATERIALS--9.7%
----------------------------------------------------------------------------------------------------------------
CHEMICALS--2.1%
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                     146,000             155,308
10.625% Sr. Unsec. Nts., 5/1/11                                                   4,000,000           4,310,000
----------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts., 10/15/16                                3,690,000           3,634,650
----------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
8.375% Sr. Sub. Nts., 1/1/15 2,3                                                    930,000             943,950
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                              2,065,000           2,106,300
----------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                                                 1,325,000           1,513,813
11.625% Sr. Unsec. Nts., 10/15/10                                                    95,000             105,450
----------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13 1                                                   146,000             163,520
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                           115,000             123,194


                      33 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 3                                $  1,485,000     $     1,421,888
----------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                810,000             807,975
----------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 5               1,300,000             962,000
----------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                       3,480,000           3,540,900
8.25% Sr. Unsec. Nts., 9/15/16                                                    1,855,000           1,892,100
9.50% Sec. Nts., 12/15/08                                                            86,000              88,903
9.50% Sr. Sec. Nts., 12/15/08                                                       412,000             425,905
10.50% Sr. Sec. Nts., 6/1/13                                                      1,150,000           1,270,750
11.125% Sr. Sec. Nts., 7/15/12                                                    1,000,000           1,095,000
----------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                     1,000,000             990,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                               692,000             743,900
----------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts., 12/1/12 3       1,015,000           1,046,719
                                                                                                ----------------
                                                                                                     27,342,225

----------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 5                            6,095,000           4,236,025
----------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.7%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                              2,350,000           2,314,750
----------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                    1,920,000           1,953,600
----------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                 7,800,000           7,702,500
----------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                           3,100,000           3,185,250
9.50% Sr. Sub. Nts., 8/15/13                                                      1,200,000           1,233,000
----------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                600,000             556,500
8.25% Sr. Unsec. Nts., 10/1/12                                                    4,387,000           4,222,488
----------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                    2,800,000           2,968,000
----------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                        900,000             929,250
8.25% Sr. Unsec. Nts., 5/15/13                                                    2,446,000           2,519,380
8.75% Sr. Sec. Nts., 11/15/12                                                     4,000,000           4,240,000
8.875% Sr. Sec. Nts., 2/15/09                                                     4,132,000           4,266,290
----------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 4,7                                   1,572,095           1,760,746
----------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                        2,575,000           2,237,031
----------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                             800,000             772,000
9.75% Sr. Unsec. Nts., 2/1/11                                                     1,976,000           2,045,160
----------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                                  755,000             849,375
----------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                5,400,000           5,022,000
                                                                                                ----------------
                                                                                                     48,777,320


                      34 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
METALS & MINING--2.1%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                 $  2,096,000     $     2,051,460
7.875% Sr. Unsec. Nts., 2/15/09                                                     500,000             500,625
----------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                              3,200,000           3,216,000
----------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec. Sub. Nts., Series B, 12/1/15 1          2,530,000           2,517,350
----------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,4,9          433,000                  --
----------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                 850,000             909,500
----------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                     3,830,000           4,319,378
----------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                             2,500,000           2,678,125
----------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                            1,738,000           1,890,075
----------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                   850,000             888,250
----------------------------------------------------------------------------------------------------------------
Novelis, Inc., 8.25% Sr. Nts., 2/15/15 2,3                                        4,090,000           3,905,950
----------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                     1,500,000           1,554,375
----------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                           1,430,000           1,533,675
10.75% Sr. Nts., 8/1/08                                                           1,299,000           1,411,039
                                                                                                ----------------
                                                                                                     27,375,802

----------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.5%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15           2,150,000           1,967,250
----------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                1,250,000           1,246,875
8.85% Unsec. Bonds, 8/1/30                                                        1,500,000           1,267,500
----------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                   1,400,000           1,407,000
----------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                               1,000,000           1,007,500
----------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                     500,000             493,750
----------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                2,050,000           1,916,750
----------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,4,9                    4,700,000           2,937,500
----------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,7 [EUR]                                 872,173           1,130,847
----------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                 850,000             778,813
----------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                           2,200,000           2,035,000
----------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.235%, Sr. Sec. Nts., 8/1/14 2,3                                                 1,365,000           1,385,475
11.375% Sr. Sub. Nts., 8/1/16 3                                                   1,365,000           1,361,588
                                                                                                ----------------
                                                                                                     18,935,848

----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.4%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.2%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 3                           10,500,000          10,263,750
----------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 3                                   665,000             709,888
----------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 2                                                         5,250,000           5,341,875


                      35 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Intelsat Subsidiary Holding Co. Ltd.: Continued
8.625% Sr. Nts., 1/15/15 2                                                     $    145,000     $       148,988
----------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 10.75% Sr. Unsec. Unsub. Nts., 10/15/11                    750,000             788,438
----------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 3                      1,150,000           1,214,688
----------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 3                                                              885,000             915,975
9% Sr. Unsec. Nts., 8/15/14                                                       2,730,000           2,832,375
----------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,4,9                          4,000,000             180,000
----------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                 1,800,000           1,809,000
7.90% Unsec. Nts., 8/15/10                                                          571,000             589,558
----------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25%
Sr. Unsec. Sub. Nts., 2/15/11 2                                                   1,100,000           1,105,500
----------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Nts., 10/1/14 3                                                         2,255,000           2,339,563
8.875% Unsec. Unsub. Nts., 3/15/12 2                                              9,900,000          10,852,875
----------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,4,9                                    2,250,000                  --
----------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14         6,075,000           6,424,313
----------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15     1,120,000           1,198,400
----------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 3                                                         1,705,000           1,817,956
8.625% Sr. Nts., 8/1/16 3                                                         6,105,000           6,562,875
----------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,4,9                      4,500,000                  --
                                                                                                ----------------
                                                                                                     55,096,017

----------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                           2,050,000           2,193,500
11% Sr. Unsec. Nts., 7/31/10                                                        146,000             160,235
----------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                           4,070,000           4,283,675
----------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12 1                                    4,400,000           4,543,000
----------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,4,9                  4,749,000                  --
----------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                         5,550,000           5,924,625
----------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10% Sr. Unsec. Nts., 1/1/13                      1,000,000           1,017,500
----------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                      1,480,000           1,544,750
----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                          1,697,000           1,690,636
9.757% Sr. Unsec. Nts., 10/15/12 2                                                  730,000             748,250
----------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 9.257% Sr. Sec. Nts., 1/15/12 2                                 710,000             733,075
----------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                   10,120,000          10,451,723
----------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                    2,150,000           2,268,250


                      36 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                       $  2,300,000     $     2,302,875
7.50% Sec. Nts., 3/15/15                                                          2,450,000           2,627,625
8% Sr. Sub. Nts., 12/15/12                                                          850,000             907,375
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                      7,396,000           7,479,205
9.875% Sr. Nts., 2/1/10                                                           1,800,000           1,885,500
----------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                  2,200,000           2,398,000
----------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                      1,500,000           1,657,500
                                                                                                ----------------
                                                                                                     54,817,299

----------------------------------------------------------------------------------------------------------------
UTILITIES--5.6%
----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.2%
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 3                                                         1,140,000           1,157,100
7.75% Sr. Nts., 6/15/16 3                                                         1,645,000           1,673,788
----------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                               9,400,000          10,081,500
----------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                                            3,000,000           3,015,000
----------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                       1,400,000           1,449,000
----------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                               1,900,000           1,816,875
----------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                        946,000             986,205
9.50% Sr. Sec. Nts., 7/15/13                                                      5,550,000           5,785,875
----------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                          2,479,000           2,492,441
                                                                                                ----------------
                                                                                                     28,457,784

----------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--3.0%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14                                                900,000             940,500
8.75% Sr. Sec. Nts., 5/15/13 3,8                                                  3,200,000           3,448,000
----------------------------------------------------------------------------------------------------------------
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19                                          1,615,002           1,728,052
9.20% Sr. Sec. Bonds, Series B, 11/30/29                                          1,500,000           1,665,000
----------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                             2,913,000           2,851,099
8.375% Sr. Unsec. Nts., 5/1/16                                                      940,000             961,150
8.75% Sr. Nts., 2/15/12                                                           1,002,000           1,043,333
----------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                    10,550,000          10,615,938
8.50% Sr. Unsec. Nts., 10/1/21                                                      300,000             292,500
9.125% Sr. Unsec. Nts., 5/1/31                                                    2,700,000           2,760,750
----------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                 2,966,663           3,146,517


                      37 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
ENERGY TRADERS Continued
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                                      $ 10,455,000     $    10,415,794
                                                                                                ----------------
                                                                                                     39,868,633

----------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                      1,000,000             999,193
----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                           1,146,000           1,186,110
7.75% Sr. Nts., 8/1/10                                                            1,300,000           1,371,500
----------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                 1,630,000           1,611,588
                                                                                                ----------------
                                                                                                      4,169,198
                                                                                                ----------------
Total Corporate Bonds and Notes (Cost $1,164,600,290)                                             1,148,766,712

                                                                                     SHARES
----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.9%
----------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,7,9                          137,443                  --
----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 3                                 2,657             445,048
----------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,9        15,000                  --
----------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,7,9                               3,727                  --
----------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 1,7,9                                                             685           5,716,352
9.75% Cv., Series AI 1,7,9                                                                1               4,927
----------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 1,7                                  5,048           1,012,124
----------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                 160                 472
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,7                              855           1,040,963
----------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                     26,250           3,707,813
                                                                                                ----------------
Total Preferred Stocks (Cost $17,635,087)                                                            11,927,699

----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.6%
----------------------------------------------------------------------------------------------------------------
American Tower Corp. 9                                                               69,066           2,520,909
----------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 1,9                                                               18,563             278,445
----------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,9                                                105,953                  --
----------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 9                                     19,200             833,472
----------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                              25,000             724,500
----------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                       1,339              66,508
----------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 9                                                                   20,000             288,800
----------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 9                                                               30,000           1,105,500
----------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 9                                                  132,227             197,018
----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 9                                                131,073             920,132
----------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                 1,941              65,373


                      38 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                          VALUE
                                                                                     SHARES          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
----------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                       110,000     $     1,500,400
----------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                         10,000             605,400
----------------------------------------------------------------------------------------------------------------
Globix Corp. 9                                                                       45,871             213,300
----------------------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                                                  10,000             332,000
----------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 9                                             79,703             466,263
----------------------------------------------------------------------------------------------------------------
iPCS, Inc. 9                                                                         23,291           1,247,233
----------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp. 9                                                              17,468             774,531
----------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 9                                                  13,600             659,464
----------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 9                                                     27,503             707,927
----------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 9                                                     27,892             698,974
----------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 9                                                  35,743             940,756
----------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                            12,650             566,594
----------------------------------------------------------------------------------------------------------------
Materials Select Sector SPDR Trust                                                   35,000           1,107,400
----------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                        4,000             291,640
----------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                 15,000             460,650
----------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                           271,778           6,911,315
----------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 9                                                             10,765             202,059
----------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                                                         27,000             738,450
----------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 9                                                         16,249             418,412
----------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,9,10                                                               323,326               2,587
----------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,9                                                           288,828                  --
----------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc. 9                                                        35,000           1,116,500
----------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 9                                                             47,000           1,269,940
----------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,9                                                          6,023              78,901
----------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 9                                                             50,000             248,500
----------------------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                                                   50,000           1,100,000
----------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                    50,000             782,500
----------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,9                                                             50,000              50,000
----------------------------------------------------------------------------------------------------------------
United Rentals, Inc. 9                                                               92,000           2,139,000
----------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                         11,696             434,272
----------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,9                                                    14,411                 576
----------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 9                                                     395,470             580,247
----------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,9                                                                   8,794                  88
----------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 9                                                                  15,064              73,477
                                                                                                ----------------
Total Common Stocks (Cost $37,504,771)                                                               33,720,013


                      39 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                          VALUE
                                                                                      UNITS          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,9                                               2,000     $            --
----------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 9                                               1,533              11,384
----------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,9                                                 3,300                  --
----------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,9                                      2,320                  --
----------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,9                                3,450                  --
----------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,9                                              6,000                  --
----------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,9                                                     3,600                  --
----------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,9                              1,390                  --
----------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,9                                                   5,000                  --
----------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 9                                          100,000              33,000
----------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 9                                        9,778                   7
----------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 9                                                        30,137              27,123
Series B Wts., Exp. 1/16/10 9                                                        22,601              13,561
Series C Wts., Exp. 1/16/10 9                                                        22,601               8,588
                                                                                                ----------------
Total Rights, Warrants and Certificates (Cost $361,186)                                                  93,663

                                                                                  PRINCIPAL
                                                                                     AMOUNT
----------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.3%
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index Securities,
Series 2006-1, 7.548%, 5/1/16 1,11 (Cost $3,939,493)                           $  3,900,000           3,967,587

----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.3%
----------------------------------------------------------------------------------------------------------------
Undivided interest of 11.96% in joint repurchase agreement (Principal
Amount/Value $800,621,000, with a maturity value of $800,954,592) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 5%, dated 9/29/06, to be repurchased at $95,772,889 on 10/2/06, collateralized by U.S. Treasury Bonds,
5.25%-8.75%, 5/15/16-2/15/29, with a value of $802,318,218 and
U.S. Treasury Bills, 12/28/06, with a value of $14,820,750 (Cost $95,733,000)    95,733,000          95,733,000

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,322,919,774)                                      98.8%      1,295,375,910
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                         1.2          15,414,911
                                                                               ---------------------------------

NET ASSETS                                                                            100.0%    $ 1,310,790,821
                                                                               =================================


                      40 | OPPENHEIMER CHAMPION INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR   Euro
GBP   British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $63,538,840, which represents 4.85% of the Fund's net assets, of which $2,587 is considered restricted. See
Note 8 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $151,832,673 or 11.58% of the Fund's net assets as of September 30, 2006.

4. Issue is in default. See Note 1 of accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See Note 1 of accompanying Notes.

7. Interest or dividend is paid-in-kind, where applicable.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,912,563. See Note 6 of accompanying Notes.

9. Non-income producing security.

10. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                   SHARES        GROSS         GROSS                SHARES
                                       SEPTEMBER 30, 2005    ADDITIONS    REDUCTIONS    SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------------------------
Prandium, Inc.                                    323,326           --            --               323,326

                                                                               VALUE              DIVIDEND
                                                                          SEE NOTE 1                INCOME
----------------------------------------------------------------------------------------------------------
Prandium, Inc.                                                             $   2,587              $     --

11. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      41 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,319,116,474)                                           $1,295,373,323
Affiliated companies (cost $3,803,300)                                                          2,587
                                                                                       ---------------
                                                                                        1,295,375,910
------------------------------------------------------------------------------------------------------
Cash                                                                                        3,633,626
------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                      36,241
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                 24,023,527
Investments sold                                                                            8,678,812
Shares of beneficial interest sold                                                            830,333
Futures margins                                                                                33,535
Other                                                                                          39,375
                                                                                       ---------------
Total assets                                                                            1,332,651,359

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                      19,272
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $7,467,863 purchased on a
when-issued basis or forward commitment)                                                   14,912,134
Shares of beneficial interest redeemed                                                      4,045,896
Dividends                                                                                   1,590,493
Distribution and service plan fees                                                            812,055
Transfer and shareholder servicing agent fees                                                 256,350
Shareholder communications                                                                    136,438
Trustees' compensation                                                                         34,528
Other                                                                                          53,372
                                                                                       ---------------
Total liabilities                                                                          21,860,538

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $1,310,790,821
                                                                                       ===============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $      140,688
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              1,759,932,859
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                            (4,176,079)
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions           (416,986,029)
------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                         (28,120,618)
                                                                                       ---------------
NET ASSETS                                                                             $1,310,790,821
                                                                                       ===============


                      42 | OPPENHEIMER CHAMPION INCOME FUND

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$886,222,653 and 95,087,263 shares of beneficial interest outstanding)                        $  9.32
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                   $  9.78
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$202,567,266 and 21,760,041 shares of beneficial interest outstanding)                        $  9.31
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $187,917,286
and 20,184,642 shares of beneficial interest outstanding)                                     $  9.31
------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $31,626,019
and 3,392,067 shares of beneficial interest outstanding)                                      $  9.32
------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $2,457,597 and 263,758 shares of beneficial interest outstanding)                   $  9.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      43 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $9,668)                                  $  107,293,368
------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $929)                                        2,091,022
------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                            589
------------------------------------------------------------------------------------------------------
Other income                                                                                   25,469
                                                                                       ---------------
Total investment income                                                                   109,410,448

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                             8,447,721
------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                     2,214,667
Class B                                                                                     2,421,272
Class C                                                                                     1,989,872
Class N                                                                                       151,741
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                     1,963,993
Class B                                                                                       522,785
Class C                                                                                       416,898
Class N                                                                                       132,699
------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                       215,353
Class B                                                                                        67,488
Class C                                                                                        48,697
Class N                                                                                         4,779
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                         25,705
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     9,473
------------------------------------------------------------------------------------------------------
Administration service fees                                                                     1,500
------------------------------------------------------------------------------------------------------
Other                                                                                         103,886
                                                                                       ---------------
Total expenses                                                                             18,738,529
Less reduction to custodian expenses                                                           (5,207)
Less waivers and reimbursements of expenses                                                   (26,495)
                                                                                       ---------------
Net expenses                                                                               18,706,827

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      90,703,621


                      44 | OPPENHEIMER CHAMPION INCOME FUND

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                            $   17,323,113
Closing and expiration of futures contracts                                                  (129,388)
Foreign currency transactions                                                                 540,375
Swap contracts                                                                                (28,144)
                                                                                       ---------------
Net realized gain                                                                          17,705,956
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                               (30,483,715)
Translation of assets and liabilities denominated in foreign currencies                       222,609
Futures contracts                                                                            (612,792)
Swap contracts                                                                                 16,969
                                                                                       ---------------
Net change in unrealized depreciation                                                     (30,856,929)

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   77,552,648
                                                                                       ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      45 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                   2006                  2005
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                            $   90,703,621        $  101,101,785
------------------------------------------------------------------------------------------------------
Net realized gain                                                    17,705,956            33,093,674
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                (30,856,929)          (49,017,251)
                                                                 -------------------------------------
Net increase in net assets resulting from operations                 77,552,648            85,178,208

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (61,866,761)          (64,721,997)
Class B                                                             (14,733,818)          (20,887,065)
Class C                                                             (12,141,825)          (13,686,675)
Class N                                                              (1,974,952)           (1,853,700)
Class Y                                                                  (6,663)                   --

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                             (42,302,136)          (56,369,214)
Class B                                                             (91,948,073)         (125,249,481)
Class C                                                             (28,968,855)          (25,083,758)
Class N                                                               1,406,198             1,866,894
Class Y                                                               2,452,992                    --

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total decrease                                                     (172,531,245)         (220,806,788)
------------------------------------------------------------------------------------------------------
Beginning of period                                               1,483,322,066         1,704,128,854
                                                                 -------------------------------------

End of period (including accumulated net investment loss of
$4,176,079 and $4,517,953, respectively)                         $1,310,790,821        $1,483,322,066
                                                                 =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      46 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A        YEAR ENDED SEPTEMBER 30,                 2006          2005            2004             2003           2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.40     $    9.50     $      9.17       $     8.05     $     9.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .64 1         .62 1           .69              .78            .77
Net realized and unrealized gain (loss)                 (.08)         (.09)            .33             1.12           (.95)
                                                  ---------------------------------------------------------------------------
Total from investment operations                         .56           .53            1.02             1.90           (.18)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.64)         (.63)           (.69)            (.78)          (.77)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.32     $    9.40     $      9.50       $     9.17     $     8.05
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      6.12%         5.65%          11.40%           24.62%         (2.49)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  886,223     $ 936,925     $ 1,003,748       $  876,600     $  659,017
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  904,474     $ 992,935     $   953,063       $  783,469     $  718,443
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   6.84%         6.52%           7.28%            8.98%          8.57%
Total expenses                                          1.11% 4       1.08% 4         1.07% 4,5        1.08% 4        1.14% 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   64%           53%             58%              68%            62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      47 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B        YEAR ENDED SEPTEMBER 30,                 2006          2005            2004             2003           2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.39     $    9.49     $      9.16       $     8.04     $     8.99
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .57 1         .55 1           .61              .71            .70
Net realized and unrealized gain (loss)                 (.09)         (.10)            .34             1.12           (.95)
                                                  ---------------------------------------------------------------------------
Total from investment operations                         .48           .45             .95             1.83           (.25)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.56)         (.55)           (.62)            (.71)          (.70)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.31     $    9.39     $      9.49       $     9.16     $     8.04
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      5.33%         4.87%          10.58%           23.71%         (3.23)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  202,567     $ 297,056     $   425,072       $  479,887     $  432,009
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  242,063     $ 362,813     $   463,835       $  449,354     $  508,625
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   6.09%         5.75%           6.57%            8.27%          7.85%
Total expenses                                          1.87% 4       1.82% 4         1.81% 4,5        1.84% 4        1.89% 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   64%           53%             58%              68%            62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      48 | OPPENHEIMER CHAMPION INCOME FUND

CLASS C        YEAR ENDED SEPTEMBER 30,                 2006          2005            2004             2003           2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.39     $    9.49     $      9.16       $     8.04     $     8.99
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .57 1         .55 1           .62              .71            .70
Net realized and unrealized gain (loss)                 (.08)         (.10)            .33             1.12           (.95)
                                                  ---------------------------------------------------------------------------
Total from investment operations                         .49           .45             .95             1.83           (.25)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.57)         (.55)           (.62)            (.71)          (.70)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.31     $    9.39     $      9.49       $     9.16     $     8.04
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      5.34%         4.86%          10.59%           23.71%         (3.23)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  187,917     $ 218,850     $   246,301       $  240,077     $  180,131
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  199,183     $ 237,000     $   249,356       $  208,876     $  200,233
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   6.09%         5.77%           6.55%            8.23%          7.83%
Total expenses                                          1.86% 4       1.82% 4         1.82% 4,5        1.84% 4        1.89% 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   64%           53%             58%              68%            62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      49 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N        YEAR ENDED SEPTEMBER 30,                 2006          2005            2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.41     $    9.51     $      9.17     $     8.05     $     9.00
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .60 1         .58 1           .67            .75            .73
Net realized and unrealized gain (loss)                 (.09)         (.09)            .32           1.11           (.93)
                                                  ------------------------------------------------------------------------
Total from investment operations                         .51           .49             .99           1.86           (.20)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.60)         (.59)           (.65)          (.74)          (.75)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.32     $    9.41     $      9.51     $     9.17     $     8.05
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      5.62%         5.23%          11.07%         24.10%         (2.71)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   31,626     $  30,491     $    29,008     $   13,658     $    6,126
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   30,578     $  30,252     $    22,249     $    9,534     $    3,398
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   6.46%         6.12%           6.78%          8.47%          8.04%
Total expenses                                          1.57%         1.55%           1.54%          1.71%          1.36%
Expenses after payments and waivers and
reduction to custodian expenses                         1.48%         1.48%           1.48%          1.50%          1.36%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   64%           53%             58%            68%            62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      50 | OPPENHEIMER CHAMPION INCOME FUND

CLASS Y       PERIOD ENDED SEPTEMBER 30,                                 2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $     9.28
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .05 2
Net realized and unrealized gain                                          .05
                                                                   -------------
Total from investment operations                                          .10
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.06)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $     9.32
                                                                   =============

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                       1.04%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $    2,458
--------------------------------------------------------------------------------
Average net assets (in thousands)                                  $    1,058
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                    7.65%
Total expenses                                                           0.63% 5
--------------------------------------------------------------------------------
Portfolio turnover rate                                                    64%

1. For the period from September 1, 2006 (inception of offering) to September 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      51 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's


                      52 | OPPENHEIMER CHAMPION INCOME FUND
assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2006, the market value of these securities comprised 0.3% of the Fund's net assets and resulted in unrealized cumulative gains of $28,094.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $7,467,863 of securities issued on a when-issued basis or forward commitment.


                      53 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2006, securities with an aggregate market value of $10,259,604, representing 0.78% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.


                      54 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                DEPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $266,894                   $--         $412,339,938          $32,766,202

1. As of September 30, 2006, the Fund had $412,339,938 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2006, details of the capital loss carryforwards were as follows:

                             EXPIRING
                             ----------------------
                             2009      $ 18,608,810
                             2010        94,306,197
                             2011       235,839,091
                             2012        63,585,840
                                       ------------
                             TOTAL     $412,339,938
                                       ============

2. During the fiscal year ended September 30, 2006, the Fund utilized $13,962,954 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended September 30, 2005, the Fund utilized $17,433,702 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2006. Net assets of the Fund were unaffected by the reclassifications.


                      55 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                   INCREASE TO
            REDUCTION TO                       ACCUMULATED NET
            ACCUMULATED NET                      REALIZED LOSS
            INVESTMENT LOSS                     ON INVESTMENTS
            --------------------------------------------------
            $362,272                                  $362,272

The tax character of distributions paid during the years ended September 30, 2006 and September 30, 2005 was as follows:

                                        YEAR ENDED       YEAR ENDED
                                     SEPTEMBER 30,    SEPTEMBER 30,
                                              2006             2005
            -------------------------------------------------------
            Distributions paid from:
            Ordinary income            $90,724,019     $101,149,437

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities           $  1,328,159,863
            Federal tax cost of other investments         (23,746,310)
                                                     ----------------
            Total federal tax cost                   $  1,304,413,553
                                                     ================

            Gross unrealized appreciation            $     40,994,626
            Gross unrealized depreciation                 (73,760,828)
                                                     ----------------
            Net unrealized depreciation              $    (32,766,202)
                                                     ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.


                      56 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED SEPTEMBER 30, 2006 1       YEAR ENDED SEPTEMBER 30, 2005
                                  SHARES            AMOUNT              SHARES          AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                          21,546,013    $  200,623,875          24,627,065   $ 235,353,302
Dividends and/or
distributions reinvested       5,028,376        46,855,564           5,248,018      50,011,508
Redeemed                     (31,114,635)     (289,781,575) 2      (35,858,021)   (341,734,024) 3
                             --------------------------------------------------------------------
Net decrease                  (4,540,246)   $  (42,302,136)         (5,982,938)  $ (56,369,214)
                             ====================================================================


                      57 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                           YEAR ENDED SEPTEMBER 30, 2006 1       YEAR ENDED SEPTEMBER 30, 2005
                                  SHARES            AMOUNT              SHARES          AMOUNT
-------------------------------------------------------------------------------------------------
CLASS B
Sold                           2,544,044    $   23,641,811           2,850,533   $  27,211,982
Dividends and/or
distributions reinvested       1,111,324        10,345,244           1,502,236      14,305,437
Redeemed                     (13,518,843)     (125,935,128) 2      (17,506,366)   (166,766,900) 3
                             --------------------------------------------------------------------
Net decrease                  (9,863,475)   $  (91,948,073)        (13,153,597)  $(125,249,481)
                             ====================================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                           2,559,430    $   23,814,120           3,564,757   $  34,027,468
Dividends and/or
distributions reinvested         910,879         8,478,500             992,150       9,443,866
Redeemed                      (6,582,386)      (61,261,475) 2       (7,204,308)    (68,555,092) 3
                             --------------------------------------------------------------------
Net decrease                  (3,112,077)   $  (28,968,855)         (2,647,401)  $ (25,083,758)
                             ====================================================================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                           1,272,088    $   11,857,346           1,157,531   $  11,075,703
Dividends and/or
distributions reinvested         202,316         1,885,311             188,577       1,796,398
Redeemed                      (1,323,345)      (12,336,459) 2       (1,156,093)    (11,005,207) 3
                             --------------------------------------------------------------------
Net increase                     151,059    $    1,406,198             190,015   $   1,866,894
                             ====================================================================

-------------------------------------------------------------------------------------------------
CLASS Y
Sold                             265,490    $    2,469,044                  --   $          --
Dividends and/or
distributions reinvested             715             6,663                  --              --
Redeemed                          (2,447)          (22,715) 2               --              --
                             --------------------------------------------------------------------
Net increase                     263,758    $    2,452,992                  --   $          --
                             ====================================================================

1. For the year ended September 30, 2006, for Class A, B, C and N shares, and for the period from September 1, 2006 (inception of offering) to September 30, 2006 for Class Y shares.

2. Net of redemption fees of $12,977, $3,473, $2,858, $439 and $15 for Class A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $29,150, $10,651, $6,958 and $888 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2006, were as follows:

                               PURCHASES            SALES
---------------------------------------------------------
Investment securities       $764,054,383     $959,807,134


                      58 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

             FEE SCHEDULE
             -------------------------------------------------------
             Up to $250 million of net assets                  0.70%
             Next $250 million of net assets                   0.65
             Next $500 million of net assets                   0.60
             Next $500 million of net assets                   0.55
             Over $1.5 billion of net assets                   0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2006, the Fund paid $3,040,427 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a


                      59 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $20,607,614, $8,922,390 and $532,538, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A          CLASS B          CLASS C          CLASS N
                             CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                           FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                       SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                         RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED               DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
September 30, 2006          $605,573           $3,663         $582,925          $13,118          $13,126

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2006, OFS waived $26,495 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized


                      60 | OPPENHEIMER CHAMPION INCOME FUND
gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of September 30, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2006, the Fund had outstanding futures contracts as follows:

                                EXPIRATION    NUMBER OF       VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                  DATE    CONTRACTS    SEPTEMBER 30, 2006    DEPRECIATION
-----------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Standard & Poor's 500 E-Mini      12/15/06          353           $23,746,310        $594,505


                      61 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchan-ged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:

                                                              RECEIVED                      UNREALIZED
SWAP                  NOTIONAL                                  BY THE    TERMINATION     APPRECIATION
COUNTERPARTY            AMOUNT      PAID BY THE FUND              FUND          DATES    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
                                           One-Month
                                       USD BBA LIBOR
                                  -spread plus total      Total Return
                                             return,         of custom
                                        if negative,            equity
Goldman Sachs                              of custom           basket,
International         $ 32,800        equity basket.      if positive.        10/9/07         $(19,272)
-------------------------------------------------------------------------------------------------------

                                        Total Return      Total Return
Morgan                                     of custom         of custom
Stanley & Co                          equity basket,    equity basket,
International Ltd.     262,000          if negative.      if positive.        9/11/07           36,241
                                                                                              ---------
                                                                                              $ 16,969
                                                                                              =========

Abbreviations are as follows:

BBA LIBOR British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
8. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale,


                      62 | OPPENHEIMER CHAMPION INCOME FUND
and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                       ACQUISITION                     VALUATION AS OF      UNREALIZED
SECURITY                     DATES          COST    SEPTEMBER 30, 2006    DEPRECIATION
---------------------------------------------------------------------------------------
Prandium, Inc.     3/19/99-7/18/02    $3,803,300                $2,587      $3,800,713

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had no securities on loan.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.


                      63 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENTS Continued

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
11. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
12. SUBSEQUENT EVENT

On October 12, 2006, the Fund acquired all of the net assets of Oppenheimer High Yield Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer High Yield Fund shareholders on October 6, 2006. The Fund issued (at


                      64 | OPPENHEIMER CHAMPION INCOME FUND
an exchange ratio of 1.002190 for Class A, 0.987734 for Class B, 1.000555 for Class C, 1.004023 for Class N and 0.994003 for Class Y of the Fund to one share of Oppenheimer High Yield Fund) 108,025,333; 17,042,821; 12,784,836; 1,906,127
and 14,000,558 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $1,011,117,121, $159,350,375, $119,538,213, $17,841,351 and $131,045,225 in exchange for the net assets, resulting in combined Class A net assets of $1,902,537,798, Class B net assets of $357,014,957, Class C net assets of $307,592,608, Class N net assets of $49,937,524 and Class Y net assets of $133,635,056 on October 12, 2006. The net assets acquired included net unrealized depreciation of $16,053,542 and an unused capital loss carryforward of $602,679,762, potential utilization subject to tax limitations. The ex-change qualified as a tax-free reorganization for federal income tax purposes.


                      65 | OPPENHEIMER CHAMPION INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CHAMPION INCOME FUND:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Champion Income Fund, including the statement of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Champion Income Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
November 15, 2006


                      66 | OPPENHEIMER CHAMPION INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2006 which are not designated as capital gain distributions should be multiplied by 1.9% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,711,364 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2006, $82,785,649 or 91.25% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      67 | OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      68 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE         PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
FUND, LENGTH OF SERVICE, AGE            NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                             THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                                80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                        RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                   President, Colorado Christian University (since 2006); Chairman of the following
Chairman of the Board of                private mortgage banking companies: Cherry Creek Mortgage Company (since 1991),
Trustees (since 2003), Trustee          Centennial State Mortgage Company (since 1994), and The El Paso Mortgage Company (since
(since 2000)                            1993); Chairman of the following private companies: Ambassador Media Corporation (since
Age: 69                                 1984) and Broadway Ventures (since 1984); Director of the following: Helmerich & Payne,
                                        Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ
                                        (since 1991) and The Lynde and Harry Bradley Foundation, Inc. (non-profit organization)
                                        (since 2002); former Chairman of the following: Transland Financial Services, Inc.
                                        (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage)
                                        (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology
                                        Corporation (computer equipment company) (1991-2003) and International Family
                                        Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January
                                        1991). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                         Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 1993)                    funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 75                                 Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons, Inc.
                                        (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser)
                                        (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March 1999); Vice
                                        Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of A.G. Edwards
                                        Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser)
                                        (until March 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                        Assistant Secretary and Director of Centennial Asset Management Corporation (December
Trustee (since 1998)                    1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation
Age: 70                                 (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services,
                                        Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999).
                                        Oversees 37 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                      Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 2000)                    June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 68                                 Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group
                                        (accounting firm) (July 1994-June 1998). Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                          Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)                    Northwestern Energy Corp. (public utility corporation) (since November 2004); Director
Age: 64                                 of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk
                                        Foundation (non-profit organization) (February 1998-February 2003 and since February
                                        2005); Chairman and Director (until October 1996) and President and Chief Executive
                                        Officer (until October 1995) of the Manager; President, Chief Executive Officer and
                                        Director of the following: Oppenheimer


                      69 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                          Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders
Continued                               Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees
                                        37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                           Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr.
Trustee (since 1996)                    Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 66                                 companies of the Manager (until October 1994). Oversees 37 portfolios in the
                                        OppenheimerFunds complex.

BEVERLY L. HAMILTON,                    Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)                    (since February 2000); Board Member of Middlebury College (educational organization)
Age: 60                                 (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of
                                        Trustees (since 2006) of the Community Hospital of Monterey Peninsula; Director
                                        (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging Markets
                                        Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company
                                        (February 1991-April 2000); Member of the investment committees of The Rockefeller
                                        Foundation (since 2001) and The University of Michigan (since 2000); Advisor at Credit
                                        Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                        2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004);
                                        Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004);
                                        Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to
                                        Unilever (Holland) pension fund (2000-2003). Oversees 37 portfolios in the
                                        OppenheimerFunds complex.

ROBERT J. MALONE,                       Director of Jones International University (educational organization) (since August
Trustee (since 2002)                    2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 62                                 (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                        Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of
                                        Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones
                                        Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas
                                        exploration) (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,               Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)                    (investment company) (since 1996) and MML Series Investment Fund (investment company)
Age: 64                                 (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the Investment Committee
                                        of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family
                                        Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and
                                        Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank)
                                        (January 1999-July 1999). Oversees 39 portfolios in the OppenheimerFunds complex.


                      70 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                      THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                             FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                        TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                        INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS
                                        AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                        AFFILIATES.

JOHN V. MURPHY,                         Chairman, Chief Executive Officer and Director (since June 2001) and President (since
Trustee, President and                  September 2000) of the Manager; President and director or trustee of other Oppenheimer
Principal Executive Officer             funds; President and Director of OAC and of Oppenheimer Partnership Holdings, Inc.
(since 2001)                            (holding company subsidiary of the Manager) (since July 2001); Director of
Age: 57                                 OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November 2001);
                                        Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
                                        Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                                        President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                                        Centennial Asset Management Corporation, Trinity Investment Management Corporation and
                                        Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                        Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                        November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                                        Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                                        parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                        Investment Company Institute's Board of Governors (since October 3, 2003); Chief
                                        Operating Officer of the Manager (September 2000-June 2001); President and Trustee of
                                        MML Series Investment Fund and MassMutual Select Funds (open-end investment companies)
                                        (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                                        1999-August 2000); President, Chief Executive Officer and Director of MML Bay State
                                        Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp
                                        and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                                        1989-June 1998). Oversees 92 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                          THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                             KOURKOULAKOS, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225
                                        LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN,
                                        SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                                        OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                        DEATH OR REMOVAL.

DIMITRIOS KOURKOULAKOS,                 Vice President of the Manager (since December 2001); High Yield Analyst (1998-2001)
Vice President and Portfolio            and a Securities Analyst (1995-1998) of the Manager. An officer of 3 portfolios in the
Manager (since 2001)                    OppenheimerFunds complex.
Age: 40

MARK S. VANDEHEY,                       Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and                      Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Chief Compliance Officer                Corporation and Shareholder Services, Inc. (since June 1983); Vice President and
(since 2004)                            Director of Internal Audit of the Manager (1997-February 2004). An officer of 92
Age: 56                                 portfolios in the OppenheimerFunds complex.


                      71 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                        Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and                           following: HarbourView Asset Management Corporation, Shareholder Financial Services,
Principal Financial and                 Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
Accounting Officer                      Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
(since 1999)                            Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc
Age: 47                                 (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and
                                        OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief Financial
                                        Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May
                                        2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset
                                        Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program
                                        (April 2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                        Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                      Assistant Vice President of the Manager (since August 2002); Manager/Financial Product
Assistant Treasurer                     Accounting of the Manager (November 1998-July 2002). An officer of 92 portfolios in the
(since 2004)                            OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                      Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                     Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
(since 2005)                            Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
Age: 36                                 Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                         Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Vice President and Secretary            the Manager; General Counsel and Director of the Distributor (since December 2001);
(since 2001)                            General Counsel of Centennial Asset Management Corporation (since December 2001);
Age: 58                                 Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                        (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                        Assistant Secretary (since September 1997) and Director (since November 2001) of
                                        OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                        Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                        Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                        General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                        Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                        Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                        Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                        President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                        November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                        Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                        2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                        Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                        1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                        2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                        officer of 92 portfolios in the OppenheimerFunds complex.


                      72 | OPPENHEIMER CHAMPION INCOME FUND

LISA I. BLOOMBERG,                      Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                     President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                            2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 38                                 (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                        Incorporated). An officer of 92 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                       Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary                     October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                            (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                                 Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                        Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                        Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                        Counsel of the Manager (August 1994-October 2003). An officer of 92 portfolios in the
                                        OppenheimerFunds complex.

PHILLIP S. GILLESPIE,                   Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary                     First Vice President (2000-September 2004), Director (2000-September 2004) and Vice
(since 2004)                            President (1998-2000) of Merrill Lynch Investment Management. An officer of 92
Age: 42                                 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                      73 | OPPENHEIMER CHAMPION INCOME FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $32,000 in fiscal 2006 and $30,500 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $40,000 for fiscal 2006 and no such fees for fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: IRS private letter ruling

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $6,667 in fiscal 2005 to the registrant.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Audit of the tax provision for certain structured instruments.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $6,541 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include compliance review.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $46,541 in fiscal 2006 and $6,667 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006